COMMITMENTS AND CONTINGENCIES LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Agreement with Magna

On January 28, 2019, the Company’s shareholders approved the extension of the research and development services agreement with Magna for software development in the area of ADAS. Subject to the conditions prescribed in the agreement, Magna will provide Foresight Ltd. with research and development services for a 12-month period, with an option to extend the agreement for two additional periods of 12 months each, which the Company extended in full. On January 30, 2022, the Company’s shareholders approved an additional extension of the research and development services agreement with Magna. Subject to the conditions prescribed in the agreement, Magna will continue to provide Foresight Ltd. with research and development services for a 12-month period with an option to extend the agreement for two additional 12-month periods. According to the agreement, the monthly payment to Magna for the research and development services will not exceed NIS 235,000 (approximately $67) plus VAT.

B.	Israeli Innovation Authority

Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of LIBOR per annum.

Through the years ended December 31, 2022, 2021 and 2020, total grants obtained amounted to $603, $683 and $661, respectively.

The refund of the grants is contingent upon the successful outcome of the Company’s research and development programs and the generation of sales. The Company has no obligation to refund these grants if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the government on a project-by-project basis. If a project fails, the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)